Acquisitions Of Subsidiaries - Summary of Consideration Transferred (Detail) - USD ($) $ in Thousands	Apr. 30, 2023	Aug. 03, 2020
Disclosure of detailed information about business combination [line items]
Cash		$ 3,000
Ordinary shares of the Company		8,725
Total	$ 266,647	$ 11,725